Note 6- Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	September 30, 2015	December 31, 2014

Deferred Tax Asset:
Net Operating Loss	$9,307,000	$7,919,000
Other	628,000	1,150,000
Total Deferred Tax Asset	9,935,000	9,069,000
Less Valuation Allowance	9,935,000	9,069,000
Net Deferred Income Taxes	$—	$—

	December 31,	December 31,
	2013	2012

Deferred Tax Asset:
Net Operating Loss	$7,919,000	$3,259,000
Other	1,150,000	59,000
Total Deferred Tax Asset	9,069,000	3,318,000
Less Valuation Allowance	9,069,000	3,318,000
Net Deferred Income Taxes	$—	$—